CONCENTRATIONS AND CREDIT RISK (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
CONCENTRATIONS AND CREDIT RISK (Tables)
Vendor purchase concentrations
Vendor purchase concentrations and accounts payable concentration are as follows:

	Accounts Payable at		Net Purchases
	December 31, 2013	March 31, 2013	For the Reporting Period Ended December 31, 2013	For the Reporting Period Ended December 31, 2012

Growers Synergy Pte. Ltd. - related party	45.0%	50.1%	6.0%	49.8%
Stevia Ventures Corporation	19.3%	16. 9%	26.6%	10.3%
SG Agro Tech Pte Ltd	-%	-%	52.2%	-%
	64.3%	67.0%	84.8%	60.1%

	Accounts Payable at		Net Purchases
	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012

Growers Synergy Pte. Ltd. - related party	50.1%	16.4%	26.4%	13.5%

Stevia Ventures Corporation	16. 9%	54.1%	55.7%	14.4%

	67.0%	70.5%	82.1%	27.9%